Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2019	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation expenses			$ 3,801	$ 328	$ 365
Buildings
Property, Plant and Equipment [Line Items]
Scheduled minimum rental payments to be received			$ 3,082
Lease expiration date			Dec. 31, 2020
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex) | Buildings
Property, Plant and Equipment [Line Items]
Lease expiration term		12 years
Operating lease rent free incentive period		10 months
Beginning date of lease term		Feb. 28, 2019
Scheduled minimum rental payments to be received			$ 12,207
Lease expiration date			Dec. 31, 2030
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex) | Subsequent Event | Minimum
Property, Plant and Equipment [Line Items]
Useful life of property	20 years
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex) | Subsequent Event | Maximum
Property, Plant and Equipment [Line Items]
Useful life of property	47 years